VANECK RARE EARTH/STRATEGIC METALS ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 99.9%
Australia : 34.6%
Allkem Ltd. * † 3,768,323 $ 28,284,702
AVZ Minerals Ltd. *∞ 52,906,510 9,560,840
Core Lithium Ltd. * † 28,372,888 7,339,265
Iluka Resources Ltd. 3,726,167 18,266,959
ioneer Ltd. * † 22,991,805 3,315,442
Liontown Resources Ltd. * † 16,242,194 30,555,045
Lynas Rare Earths Ltd. * † 6,779,139 29,388,442
Pilbara Minerals Ltd. † 13,923,675 38,131,145
Sayona Mining Ltd. * † 119,118,547 7,086,484
171,928,324
Brazil : 4.7%
Sigma Lithium Corp. (USD) *
† 712,684 23,119,469
Underline
Canada : 8.0%
Lithium Americas Corp.
(USD) * † 1,272,705 21,648,712
Patriot Battery Metals, Inc. *
† 1,495,634 12,168,620
Standard Lithium Ltd.
(USD) * † 2,138,641 6,052,354
39,869,686
Chile : 7.1%
Sociedad Quimica y Minera
de Chile SA (ADR) 587,115 35,033,152
Underline
China : 28.0%
Baoji Titanium Industry Co.
Ltd. 3,343,180 15,487,523
China Northern Rare Earth
Group High-Tech Co. Ltd. 13,354,212 40,057,192
Ganfeng Lithium Group Co.
Ltd. (HKD) 144A † 3,584,240 14,635,147
Number
of Shares Value
China (continued)
Jinduicheng Molybdenum
Co. Ltd. 12,157,065 $ 18,556,171
Shenghe Resources Holding
Co. Ltd. 14,758,887 22,090,519
Tianqi Lithium Corp. (HKD) † 971,800 5,418,843
Xiamen Tungsten Co. Ltd. 9,613,524 22,700,222
138,945,617
France : 2.1%
Eramet SA 139,297 10,600,872
Underline
Netherlands : 2.6%
AMG Critical Materials NV 437,387 13,144,758
Underline
United States : 12.8%
Livent Corp. * † 1,139,809 20,983,884
MP Materials Corp. * † 1,194,517 22,815,275
Piedmont Lithium, Inc. * † 204,062 8,101,261
Tronox Holdings Plc 865,007 11,625,694
63,526,114
Total Common Stocks
(Cost: $549,648,918) 496,167,992
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
5.9%
Money Market Fund: 5.9%
(Cost: $29,518,379)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 29,518,379 29,518,379
Total Investments: 105.8%
(Cost: $579,167,297) 525,686,371
Liabilities in excess of other assets: (5.8)% (28,914,012)
NET ASSETS: 100.0% $ 496,772,359
Definitions:
ADR American Depositary Receipt
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $137,287,278.
* Non-income producing
∞ Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $14,635,147, or 2.9% of net assets.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Materials 100.0% $ 496,167,992